Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	2020 £’000	2019 £000’s

Cash at bank and in hand	129,716	73,966
	129,716	73,966